Partners' Equity (Details) - USD ($)																	2 Months Ended	12 Months Ended
	Oct. 29, 2025	Oct. 22, 2025	Aug. 07, 2025	Jul. 25, 2025	Jul. 23, 2025	May 27, 2025	May 07, 2025	Apr. 28, 2025	Apr. 22, 2025	Feb. 06, 2025	Feb. 04, 2025	Jan. 21, 2025	Apr. 29, 2024	Apr. 19, 2024	Oct. 23, 2018	Jul. 20, 2015	Jul. 25, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 24, 2025	Dec. 21, 2024
Partners' Equity:
Common unitholders - units outstanding																		36,382,011	36,747,129
Common unitholders - units issued																		36,382,011	36,747,129
General partner issued																		35,526	35,526
General partner outstanding																		35,526	35,526
Proceeds from repurchase of common units																		$ 1,322,000	$ 247,000
Percentage of mandatorily redeemable series B preferred units						8.75%
Series B preferred unit price excluding accrued and unpaid distributions				$ 25													$ 25
Series B preferred unit price of accrued and unpaid distributions				$ 0.45258267
Deemed dividend on redeemable Series B Preferred Units (Note 8)						$ 1,503,000												1,503,000
Amount reclassified from equity to current liabilities						55,528,000
Dividend payable						$ 93,000
Series B Redeemable Preferred Units Interest																		$ 902,000
Distribution made to limited partner, distributions paid per unit	$ 0.05		$ 0.049				$ 0.049			$ 0.049
Payments to general partner																			$ 2,000
Accrued dividends																	$ 902,300
Partner's
Partners' Equity:
Repurchase program																				$ 10,000,000	$ 10,000,000
Repurchase of common units																		365,118	55,118
Proceeds from repurchase of common units																		$ 1,322,000	$ 247,000
Deemed dividend on redeemable Series B Preferred Units (Note 8)																		1,503,000
General Partner
Partners' Equity:
Payments to general partner																		$ 7,000	$ 2,000
Distribution From November 12, 2024, to February 11, 2025
Partners' Equity:
Distribution made to limited partner and general partner announcement date												Jan. 21, 2025
Sponsor
Partners' Equity:
Common unitholders - units issued																		15,595,000
Series A Preferred
Partners' Equity:
Issuance of units in public offering																3,000,000
Fixed payment rate per annum																9.00%		9.00%
Liquidation preference																$ 25
Proceeds from the offering																$ 72,300,000
Underwriting discount																2,400,000
Offering expenses																$ 300,000
Preferred units, outstanding																		3,000,000	3,000,000
Preferred units, issued																		3,000,000	3,000,000
Preferred units redeemed																		0	0
Redemption price																		$ 25
Series A Preferred | Distribution From November 12, 2024, to February 11, 2025
Partners' Equity:
Distribution made to limited partner, distributions paid per unit												$ 0.5625
Distribution made to limited and general partner distribution date												Feb. 12, 2025
Distribution made to limited and general partner date record												Feb. 05, 2025
Series A Preferred | Distribution From February 12, 2025, to May 11, 2025
Partners' Equity:
Distribution made to limited partner and general partner announcement date									Apr. 22, 2025
Distribution made to limited partner, distributions paid per unit														$ 0.5625
Distribution made to limited and general partner distribution date									May 12, 2025
Distribution made to limited and general partner date record									May 05, 2025
Series A Preferred | Distribution From May 12, 2025, to August 11, 2025
Partners' Equity:
Distribution made to limited partner and general partner announcement date					Jul. 23, 2025
Distribution made to limited partner, distributions paid per unit					$ 0.5625
Distribution made to limited and general partner distribution date					August 12, 2025
Distribution made to limited and general partner date record					August 5, 2025
Series A Preferred | Distribution From August 12, 2025 to November 11, 2025
Partners' Equity:
Distribution made to limited partner and general partner announcement date		Oct. 22, 2025
Distribution made to limited partner, distributions paid per unit		$ 0.5625
Distribution made to limited and general partner distribution date		Nov. 12, 2025
Distribution made to limited and general partner date record		Nov. 04, 2025
Series B Preferred
Partners' Equity:
Issuance of units in public offering															2,200,000
Liquidation preference															$ 25
Proceeds from the offering															$ 53,000,000
Offering expenses															$ 2,000,000
Preferred units, outstanding																		2,200,000	2,200,000
Preferred units, issued																		2,200,000	2,200,000
Series B Preferred | From November 2023
Partners' Equity:
Preferred stock dividend basis spread on variable rate																		5.593%
Series B Preferred | Any time on or after November 2023
Partners' Equity:
Redemption price																		$ 25
Series B Preferred | Distribution From And Issue Date To But Excluding November 22, 2023
Partners' Equity:
Fixed payment rate per annum																		8.75%
Series B Preferred | Distribution From November 22, 2024, to February 23, 2025
Partners' Equity:
Distribution made to limited partner and general partner announcement date											Feb. 04, 2025
Distribution made to limited partner, distributions paid per unit											$ 0.677286319
Distribution made to limited and general partner distribution date											Feb. 24, 2025
Distribution made to limited and general partner date record											Feb. 14, 2025
Series B Preferred | Distribution From February 24, 2025, to May 22, 2025
Partners' Equity:
Distribution made to limited partner and general partner announcement date								Apr. 28, 2025
Distribution made to limited partner, distributions paid per unit								$ 0.614808
Distribution made to limited and general partner distribution date													May 22, 2025
Distribution made to limited and general partner date record													May 15, 2025